Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The following table presents the effect of the adoption of ASU 2014-09 for the line items affected in our consolidated balance sheet:

	December 31, 2017
	As Previously Reported	Adoption of ASU 2014-09	As Adjusted
	(in millions)
ASSETS
Accounts receivable, net	$998	$7	$1,005
Prepaid expenses	111	16	127
Other current assets	171	(2)	169
Management and franchise contracts, net	909	44	953
Deferred income tax assets	113	(2)	111
Other non-current assets	434	(143)	291
TOTAL ASSETS	14,308	(80)	14,228

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable, accrued expenses and other(1)	1,487	(71)	1,416
Current portion of deferred revenues(1)	41	325	366
Current portion of liability for guest loyalty program(1)	622	—	622
Deferred revenues	97	732	829
Deferred income tax liabilities	1,063	(132)	931
Other long-term liabilities	1,470	(550)	920
Total liabilities	12,233	304	12,537
Equity:
Accumulated deficit	(6,596)	(385)	(6,981)
Accumulated other comprehensive loss	(742)	1	(741)
Total equity	2,075	(384)	1,691
TOTAL LIABILITIES AND EQUITY	14,308	(80)	14,228
____________

(1)
The current portion of deferred revenues and current portion of liability for guest loyalty program have been separated from accounts payable, accrued expenses and other in the "As Previously Reported" column to conform with current presentation.

The following tables present the effect of the adoption of ASU 2014-09 and ASU 2017-07 on our consolidated statements of operations:

	Year Ended December 31, 2017
	As Previously Reported	Adoption of ASU 2014-09	Adoption of ASU 2017-07	As Adjusted
	(in millions)
Revenues
Franchise and licensing fees	$1,382	$(61)	$—	$1,321
Base and other management fees	336	(12)	—	324
Incentive management fees	222	—	—	222
Owned and leased hotels	1,450	(18)	—	1,432
Other revenues	105	—	—	105
	3,495	(91)	—	3,404
Other revenues from managed and franchised properties	5,645	(918)	—	4,727
Total revenues	9,140	(1,009)	—	8,131

Expenses
Owned and leased hotels	1,286	(18)	1	1,269
Depreciation and amortization	347	(11)	—	336
General and administrative	434	—	5	439
Other expenses	56	—	—	56
	2,123	(29)	6	2,100
Other expenses from managed and franchised properties	5,645	(746)	—	4,899
Total expenses	7,768	(775)	6	6,999

Operating income	1,372	(234)	(6)	1,132

Interest expense	(408)	57	—	(351)
Gain on foreign currency transactions	3	—	—	3
Loss on debt extinguishment	(60)	—	—	(60)
Other non-operating income, net	23	—	6	29

Income before income taxes	930	(177)	—	753

Income tax benefit	334	2	—	336

Net income	1,264	(175)	—	1,089
Net income attributable to noncontrolling interests	(5)	—	—	(5)
Net income attributable to Hilton stockholders	$1,259	$(175)	$—	$1,084

Earnings per share:
Basic	$3.88			$3.34
Diluted	$3.85			$3.32

	Year Ended December 31, 2016
	As Previously Reported	Adoption of ASU 2014-09	Adoption of ASU 2017-07	As Adjusted
	(in millions)
Revenues
Franchise and licensing fees	$1,154	$(63)	$—	$1,091
Base and other management fees	242	(12)	—	230
Incentive management fees	142	—	—	142
Owned and leased hotels	1,452	(18)	—	1,434
Other revenues	82	—	—	82
	3,072	(93)	—	2,979
Other revenues from managed and franchised properties	4,310	(713)	—	3,597
Total revenues	7,382	(806)	—	6,576

Expenses
Owned and leased hotels	1,295	(18)	2	1,279
Depreciation and amortization	364	(11)	—	353
General and administrative	403	—	6	409
Other expenses	66	—	—	66
	2,128	(29)	8	2,107
Other expenses from managed and franchised properties	4,310	(701)	—	3,609
Total expenses	6,438	(730)	8	5,716

Gain on sales of assets, net	8	—	—	8

Operating income	952	(76)	(8)	868

Interest expense	(394)	60	—	(334)
Loss on foreign currency transactions	(16)	—	—	(16)
Other non-operating income, net	14	—	8	22

Income from continuing operations before income taxes	556	(16)	—	540

Income tax expense	(564)	7	—	(557)

Loss from continuing operations, net of taxes	(8)	(9)	—	(17)
Income from discontinued operations, net of taxes	372	(1)	—	371
Net income	364	(10)	—	354
Net income attributable to noncontrolling interests	(16)	—	—	(16)
Net income attributable to Hilton stockholders	$348	$(10)	$—	$338

Earnings (loss) per share:
Basic:
Net loss from continuing operations per share	$(0.05)			$(0.08)
Net income from discontinued operations per share	1.11			1.11
Net income per share	$1.06			$1.03
Diluted:
Net loss from continuing operations per share	$(0.05)			$(0.08)
Net income from discontinued operations per share	1.11			1.11
Net income per share	$1.06			$1.03